Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Income Taxes [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%	25.00%
Uniform tax rate	25.00%	25.00%
Income tax expenses (in Yuan Renminbi)	¥ 46	$ 6	¥ 548
Tax loss carryforwards (in Yuan Renminbi)	¥ 6,822
Underpayment of income taxes	3 years	3 years
Underpayment statute of limitations	5 years	5 years
Income tax liability exceeding (in Yuan Renminbi)	¥ 100
Withholding income tax	10.00%	10.00%
Withholding tax rate	5.00%	5.00%
Percentage of investor holds	25.00%	25.00%
Withholding tax rate reduced percentage	10.00%	10.00%
PRC [Member]
Income Taxes [Line Items]
Income tax expenses (in Yuan Renminbi)	¥ 46		¥ 548
Investor holds less than percentage	25.00%	25.00%
Hong Kong [Member]
Income Taxes [Line Items]
Applicable tax rate	16.50%	16.50%
Tax Loss Carryforwards [Member]
Income Taxes [Line Items]
Tax loss carryforwards (in Yuan Renminbi)